Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 7.2%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	596,569	22,651,725
Entertainment 0.5%
Electronic Arts, Inc.	96,476	11,163,238
Interactive Media & Services 5.8%
Alphabet, Inc., Class A(a)	523,298	50,053,454
Alphabet, Inc., Class C(a)	876,362	84,262,206
Meta Platforms, Inc., Class A(a)	47,870	6,495,002
Snap, Inc., Class A(a)	230,526	2,263,765
Total		143,074,427
Total Communication Services		176,889,390
Consumer Discretionary 11.7%
Automobiles 1.0%
Tesla, Inc.(a)	89,254	23,674,624
Hotels, Restaurants & Leisure 2.5%
Marriott International, Inc., Class A	43,554	6,103,657
McDonald’s Corp.	242,978	56,064,744
Total		62,168,401
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.(a)	622,238	70,312,894
Multiline Retail 1.8%
Dollar General Corp.	184,366	44,222,029
Specialty Retail 3.1%
Home Depot, Inc. (The)	50,753	14,004,783
Lowe’s Companies, Inc.	66,964	12,576,509
O’Reilly Automotive, Inc.(a)	41,316	29,059,608
Ross Stores, Inc.	114,500	9,648,915
Ulta Beauty, Inc.(a)	26,652	10,692,516
Total		75,982,331
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	130,061	10,810,670
Total Consumer Discretionary		287,170,949
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.0%
Beverages 2.5%
Coca-Cola Co. (The)	642,054	35,967,865
Constellation Brands, Inc., Class A	48,879	11,226,529
Keurig Dr. Pepper, Inc.	390,179	13,976,212
Total		61,170,606
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	35,105	16,579,038
Sysco Corp.	137,305	9,708,837
Walmart, Inc.	114,822	14,892,413
Total		41,180,288
Food Products 1.1%
Hershey Co. (The)	58,278	12,848,551
Mondelez International, Inc., Class A	259,094	14,206,124
Total		27,054,675
Household Products 0.7%
Procter & Gamble Co. (The)	133,921	16,907,526
Total Consumer Staples		146,313,095
Energy 1.8%
Energy Equipment & Services 0.8%
Baker Hughes Co.	926,490	19,419,230
Oil, Gas & Consumable Fuels 1.0%
Pioneer Natural Resources Co.	114,989	24,898,568
Total Energy		44,317,798
Financials 9.9%
Banks 4.0%
Bank of America Corp.	496,477	14,993,606
JPMorgan Chase & Co.	183,530	19,178,885
Truist Financial Corp.	686,089	29,872,315
U.S. Bancorp	222,412	8,967,652
Wells Fargo & Co.	605,783	24,364,592
Total		97,377,050
Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.2%
Charles Schwab Corp. (The)	165,802	11,916,190
Goldman Sachs Group, Inc. (The)	31,821	9,325,144
Morgan Stanley	335,510	26,508,645
Raymond James Financial, Inc.	73,470	7,260,305
S&P Global, Inc.	80,529	24,589,530
Total		79,599,814
Insurance 2.7%
Allstate Corp. (The)	85,922	10,699,867
Chubb Ltd.	78,041	14,194,097
Hartford Financial Services Group, Inc. (The)	225,369	13,959,356
Progressive Corp. (The)	227,778	26,470,081
Total		65,323,401
Total Financials		242,300,265
Health Care 19.4%
Biotechnology 4.3%
AbbVie, Inc.	338,721	45,459,745
Regeneron Pharmaceuticals, Inc.(a)	54,502	37,544,793
Vertex Pharmaceuticals, Inc.(a)	75,205	21,774,856
Total		104,779,394
Health Care Equipment & Supplies 2.9%
Boston Scientific Corp.(a)	662,418	25,655,449
Intuitive Surgical, Inc.(a)	54,519	10,219,041
ResMed, Inc.	30,846	6,733,682
STERIS PLC	91,246	15,172,385
Stryker Corp.	65,563	13,279,130
Total		71,059,687
Health Care Providers & Services 5.5%
Centene Corp.(a)	348,599	27,124,488
Elevance Health, Inc.	55,107	25,031,804
Quest Diagnostics, Inc.	126,488	15,518,813
UnitedHealth Group, Inc.	135,053	68,207,167
Total		135,882,272
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 3.7%
Danaher Corp.	101,820	26,299,088
Mettler-Toledo International, Inc.(a)	11,004	11,929,656
Thermo Fisher Scientific, Inc.	73,854	37,458,010
Waters Corp.(a)	32,251	8,692,612
West Pharmaceutical Services, Inc.	22,584	5,557,471
Total		89,936,837
Pharmaceuticals 3.0%
AstraZeneca PLC, ADR	235,314	12,904,620
Bristol-Myers Squibb Co.	451,193	32,075,310
Eli Lilly & Co.	58,176	18,811,210
Zoetis, Inc.	61,145	9,067,192
Total		72,858,332
Total Health Care		474,516,522
Industrials 11.1%
Aerospace & Defense 1.4%
L3Harris Technologies, Inc.	52,380	10,886,135
Northrop Grumman Corp.	47,189	22,193,931
Total		33,080,066
Building Products 0.7%
Trane Technologies PLC	122,795	17,781,944
Commercial Services & Supplies 0.7%
Republic Services, Inc.	130,211	17,713,904
Electrical Equipment 2.1%
Eaton Corp. PLC	309,030	41,212,241
Emerson Electric Co.	122,800	8,991,416
Total		50,203,657
Machinery 2.4%
Cummins, Inc.	91,231	18,566,421
Deere & Co.	72,957	24,359,612
Dover Corp.	58,379	6,805,824
IDEX Corp.	46,626	9,318,206
Total		59,050,063

2	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.4%
Booz Allen Hamilton Holding Corp.	120,258	11,105,826
Leidos Holdings, Inc.	119,342	10,438,845
Verisk Analytics, Inc.	75,782	12,923,105
Total		34,467,776
Road & Rail 2.4%
CSX Corp.	576,046	15,345,865
Norfolk Southern Corp.	125,622	26,336,652
Old Dominion Freight Line, Inc.	24,363	6,060,784
Uber Technologies, Inc.(a)	448,095	11,874,518
Total		59,617,819
Total Industrials		271,915,229
Information Technology 23.6%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	114,065	12,588,213
IT Services 4.3%
Accenture PLC, Class A	106,511	27,405,280
Broadridge Financial Solutions, Inc.	120,516	17,392,869
MasterCard, Inc., Class A	113,246	32,200,368
Visa, Inc., Class A	164,255	29,179,901
Total		106,178,418
Semiconductors & Semiconductor Equipment 6.2%
Advanced Micro Devices, Inc.(a)	274,968	17,421,972
Analog Devices, Inc.	81,091	11,299,220
Applied Materials, Inc.	191,682	15,704,506
ASML Holding NV	14,056	5,838,160
Broadcom, Inc.	24,803	11,012,780
KLA Corp.	76,523	23,158,155
NVIDIA Corp.	61,923	7,516,833
NXP Semiconductors NV	240,682	35,503,002
Teradyne, Inc.	129,720	9,748,458
Texas Instruments, Inc.	99,760	15,440,853
Total		152,643,939
Software 8.9%
Cadence Design Systems, Inc.(a)	84,852	13,867,362
Intuit, Inc.	43,955	17,024,651
Microsoft Corp.	803,054	187,031,277
Total		217,923,290
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	649,374	89,743,487
Total Information Technology		579,077,347
Materials 2.6%
Chemicals 1.8%
Eastman Chemical Co.	144,691	10,280,296
Linde PLC	34,772	9,374,183
PPG Industries, Inc.	138,086	15,284,739
Sherwin-Williams Co. (The)	37,134	7,603,187
Total		42,542,405
Construction Materials 0.5%
Vulcan Materials Co.	81,993	12,931,116
Containers & Packaging 0.3%
Packaging Corp. of America	71,100	7,983,819
Total Materials		63,457,340
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
Prologis, Inc.	348,605	35,418,268
Total Real Estate		35,418,268
Utilities 5.1%
Electric Utilities 3.2%
NextEra Energy, Inc.	498,376	39,077,662
Southern Co. (The)	271,839	18,485,052
Xcel Energy, Inc.	327,648	20,969,472
Total		78,532,186
Multi-Utilities 1.9%
Ameren Corp.	233,971	18,846,364
DTE Energy Co.	134,553	15,480,323
WEC Energy Group, Inc.	122,568	10,961,256
Total		45,287,943
Total Utilities		123,820,129
Total Common Stocks (Cost $2,705,198,537)		2,445,196,332

Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, September 30, 2022 (Unaudited)
Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	7,379,593	7,375,903
Total Money Market Funds (Cost $7,375,903)		7,375,903
Total Investments in Securities (Cost: $2,712,574,440)		2,452,572,235
Other Assets & Liabilities, Net		(1,501,978)
Net Assets		2,451,070,257
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	32,304,518	356,162,823	(381,093,767)	2,329	7,375,903	(4,300)	246,197	7,379,593
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Partners Core Equity Fund | Semiannual Report 2022

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